DERIVATIVES AND FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Increase interest income	$ 480	$ 770
Issuance of exchangeable senior notes			$ 115,000
Term of exchangeable senior notes			30 years
Maturity date of exchangeable senior notes			April 1, 2045